SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Companys Operating Lease
Operating lease cost	$ 460,626	$ 142,074	$ 917,291	$ 264,992	$ 759,207	$ 372,454
Variable lease cost	224,262	83,771	444,856	135,135	355,924	216,073
Short-term lease cost	158,433	8,882	315,374	17,606	284,013
Total rent expense	$ 843,321	$ 234,727	$ 1,677,521	$ 417,733	$ 1,399,144	$ 588,527